Revenue from Contracts with Customers - Revenue From Contracts With Customers Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue from customers		$ 2,305,408
Total revenues and other	[1]	2,299,658	$ 2,429,614	$ 1,941,330
Service Revenues - Fee Based [Member]
Disaggregation of Revenue [Line Items]
Revenue from customers		1,905,728
Total revenues and other		1,905,728
Service Revenues - Product Based [Member]
Disaggregation of Revenue [Line Items]
Revenue from customers		88,785
Total revenues and other		88,785
Product Sales [Member]
Disaggregation of Revenue [Line Items]
Revenue from customers		310,895
Total revenues and other		303,020
Commodity Price Swap Agreement [Member]
Disaggregation of Revenue [Line Items]
Revenue from other than customers		(7,875)
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from other than customers		$ 2,125

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.